Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of components of lease cost

	Years ended December 31,
	2024	2023

	amounts in millions
Operating lease cost(1)	$61	62

Finance lease cost
Depreciation of leased assets	$1	1
Total finance lease cost	$1	1
(1)	Included within operating lease costs were short-term lease costs and variable lease costs, which were not material to the combined financial statements.

Schedule of remaining weighted-average lease term and the weighted average discount rate

	December 31,
	2024	2023
Weighted-average remaining lease term (years):
Finance leases	1.6	2.5
Operating leases	3.7	4.1
Weighted-average discount rate:
Finance leases	4.3%	4.3%
Operating leases	7.4%	7.7%

Schedule of supplemental balance sheet information related to leases

	December 31,
	2024	2023

	amounts in millions
Operating leases:
Operating lease ROU assets, net(1)	$109	105

Current operating lease liabilities(2)	$48	45
Operating lease liabilities(3)	60	56
Total operating lease liabilities	$108	101

Finance Leases:
Property and equipment, at cost	$8	8
Accumulated depreciation	(3)	(2)
Property and equipment, net	$5	6

Current obligations under finance leases(4)	$1	1
Obligations under finance leases	—	1
Total finance lease liabilities	$1	2
(1)	Operating lease ROU assets, net are included within the Other assets, net line item in the accompanying combined balance sheets.
(2)	Current operating lease liabilities are included within the Other current liabilities line item in the accompanying combined balance sheets.
(3)	Operating lease liabilities are included within the Other liabilities line item in the accompanying combined balance sheets.
(4)	Current obligations under finance leases are included within the Other current liabilities line item in the accompanying combined balance sheets.

Schedule of supplemental cash flow information related to leases

	Years ended December 31,
	2024	2023

	amounts in millions
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$56	59
Financing cash outflows from finance leases	$1	1
ROU assets obtained in exchange for lease obligations
Operating leases	$61	41

Schedule of future lease payments under finance leases

Future lease payments under finance leases, operating leases and tower obligations with initial terms of one year or more at December 31, 2024 consisted of the following:

	Finance Leases	Operating Leases	Tower Obligations

	amounts in millions
2025	$1	50	7
2026	—	36	7
2027	—	11	8
2028	—	8	8
2029	—	4	8
Thereafter	—	13	76
Total payments	1	122	114
Less: imputed interest	—	14	39
Total liabilities	$1	108	75

Schedule of future lease payments under operating leases

Future lease payments under finance leases, operating leases and tower obligations with initial terms of one year or more at December 31, 2024 consisted of the following:

	Finance Leases	Operating Leases	Tower Obligations

	amounts in millions
2025	$1	50	7
2026	—	36	7
2027	—	11	8
2028	—	8	8
2029	—	4	8
Thereafter	—	13	76
Total payments	1	122	114
Less: imputed interest	—	14	39
Total liabilities	$1	108	75

Schedule of future lease payments under tower obligations

Future lease payments under finance leases, operating leases and tower obligations with initial terms of one year or more at December 31, 2024 consisted of the following:

	Finance Leases	Operating Leases	Tower Obligations

	amounts in millions
2025	$1	50	7
2026	—	36	7
2027	—	11	8
2028	—	8	8
2029	—	4	8
Thereafter	—	13	76
Total payments	1	122	114
Less: imputed interest	—	14	39
Total liabilities	$1	108	75